Current provisions and other current financial and non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Current provisions and other current financial and non-financial liabilities
Schedule of reconciliation of the current provisions

Development of current provisions

in € K

		Foreign	Changes in
	January 1,	currency	consolidation
	2025	translation	group	Utilized	Reversed	Additions	Reclassifications	December 31, 2025

Personnel expenses	244,382	(19,118)	—	(143,751)	(10,845)	134,132	26,486	231,286
Self-insurance programs	106,520	(13,086)	—	(55,328)	(42,117)	104,777	12,166	112,932
Risk of lawsuit	16,334	(1,377)	—	(4,695)	(2,289)	17,551	(2,427)	23,097
Other current provisions	81,132	(3,884)	—	(16,402)	(9,598)	12,834	(27)	64,055
Current provisions	448,368	(37,465)	—	(220,176)	(64,849)	269,294	36,198	431,370

Schedule of other current financial liabilities

Other current financial liabilities
in € K
	2025	2024

Put option liabilities	638,009	807,207
Unapplied cash and receivable credit balances	392,047	464,182
Invoices outstanding	263,330	251,980
Derivatives	10,834	41,859
Customer rebates, bonuses, commissions	130,639	34,416
Legal matters, advisory and audit fees	17,910	27,540
Variable payments outstanding for acquisitions	238	1,127
Other	148,510	159,062
Other current financial liabilities	1,601,517	1,787,373

Schedule of other current liabilities

Other current liabilities

in € K

	2025	2024
Personnel liabilities	683,813	726,278
VAT and other (non-income) tax liabilities	139,244	139,981
Contract liabilities	97,951	66,735
Deferred Income	16,414	15,430
Other liabilities	102,321	103,142
Other current liabilities	1,039,743	1,051,566